Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments
Financial Instruments

Note 23.  Financial Instruments

(a)	Categories of financial instruments
(i)	Financial assets

	December 31,	December 31,
	2022	2023

	(in thousands)
Financial assets measured at fair value through profit or loss (including current and noncurrent)	$15,350	23,767
Financial assets measured at fair value through other comprehensive income	279	1,635
Measured at amortized cost:
Cash and cash equivalents	221,581	191,749
Financial assets at amortized cost	8,314	12,511
Accounts receivable and other receivables (including related parties)	263,767	241,390
Restricted deposit (including current and noncurrent)	369,332	453,032
Refundable deposits (including current and noncurrent)	237,475	265,991
Subtotal	1,100,469	1,164,673
Total	$1,116,098	1,190,075

(ii)	Financial liabilities

	December 31,	December 31,
	2022	2023

	(in thousands)
Measured at amortized cost:
Short-term secured borrowings	$369,300	453,000
Accounts payables and other payables (including related parties)	177,593	174,769
Long-term unsecured borrowings (including current portion)	46,500	40,500
Lease liabilities (including current and noncurrent)	11,675	11,380
Guarantee deposits	66,631	56,749
Total	$671,699	736,398

(b)	Liquidity risk

The following, except for payables (including related parties) that are repayable within a year, are the contractual maturities of financial liabilities, including estimated interest payments of unsecured borrowings, secured borrowings and lease liabilities.

	Contractual	Within 6	6‑12			Over 5
(in thousands)	cash flows	months	months	1‑2 years	2‑5 years	years
December 31, 2022
Non-derivative financial liabilities
Short-term secured borrowings	$369,658	369,658	—	—	—	—
Long-term unsecured borrowings (including current portion)	56,434	4,290	4,159	8,059	22,186	17,740
Lease liabilities	11,915	2,188	2,166	4,868	2,693	—
Guarantee deposits	66,631	14,532	—	52,099	—	—
	$504,638	390,668	6,325	65,026	24,879	17,740
December 31, 2023
Non-derivative financial liabilities
Short-term secured borrowings	$453,324	453,324	—	—	—	—
Long-term unsecured borrowings (including current portion)	49,476	4,282	4,133	7,966	22,025	11,070
Lease liabilities	11,697	3,089	1,700	4,142	2,766	—
Guarantee deposits	56,749	35,922	20,265	562	—	—
	$571,246	496,617	26,098	12,670	24,791	11,070

The Company does not expect the cash flows included in the maturity analysis to occur significantly earlier or at significantly different amounts.

(c)	Currency risk

i.    Exposure to foreign currency risk

The Company’s significant exposure to foreign currency risk was as follows:

(in thousands)	December 31, 2022			December 31, 2023
	Foreign	Exchange	Functional	Foreign	Exchange	Functional
	currency	rate	currency	currency	rate	currency
Financial assets
Monetary items
NTD	333,733	30.71	10,867	281,550	30.705	9,170
CNY	37,346	6.9669	5,360	38,528	7.0972	5,429
JPY	1,110,308	132.1429	8,402	993,351	141.3674	7,027
Financial liabilities
Monetary items
NTD	2,900,734	30.71	94,456	1,422,137	30.705	46,315
JPY	1,080,956	132.1429	8,180	824,224	141.3674	5,830

ii.    Sensitivity analysis

The Company’s exposure to foreign currency risk arises from the translation of the foreign currency exchange gains and losses on cash and cash equivalents, accounts receivable, other receivable, accounts payable, other payable and lease liabilities that are denominated in foreign currency.

Depreciation or appreciation of the USD by 10% against the New Taiwan Dollars (NTD), CNY and JPY at December 31, 2022 and 2023, while all other variables were remained constant, would have increased or (decreased) the net profit before tax of $7,801 thousand and $3,052 thousand, respectively.

iii.    Interest rate risk

The Company’s short-term secured borrowings and long-term unsecured borrowings carried floating interest rates and fixed interest rates. The Company’s exposure to changes in interest rates is mainly from floating-rate borrowings. Any change in interest rates will cause the effective interest rates of borrowings to change and thus cause the future cash flows to fluctuate over time.

The following sensitivity analysis is determined based on the exposure to interest rate risk. For floating-rate debts, the analysis assumes that the balances of outstanding debts at the end of the reporting period had been outstanding for the entire year.

For the Company’s floating-rate debts, assuming all other variables were remained constant, an increase or a decrease in the interest rate by 0.25% would have resulted in a decrease or an increase in the net profit before tax for the years ended December 31, 2022 and 2023 by $116 thousand and $101 thousand, respectively.

(d)	Fair value information

i.    Financial instruments not measured at fair value

The Company considers that the carrying amounts of financial assets and financial liabilities measured at amortized cost approximate their fair values.

ii.    Financial instruments measured at fair value

(1)   Fair value hierarchy

	December 31, 2022
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Equity securities-unlisted company	$15,350	—	—	15,350	15,350
Subtotal	15,350	—	—	15,350	15,350
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	279	—	—	279	279
Total	$15,629	—	—	15,629	15,629

	December 31, 2023
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Money market fund	$2,117	2,117	—	—	2,117
Equity securities-unlisted company	21,650	—	—	21,650	21,650
Subtotal	23,767	2,117	—	21,650	23,767
Financial assets measured at fair value through other comprehensive income
Equity securities-listed company	1,128	1,128	—	—	1,128
Equity securities-unlisted company	507	—	—	507	507
Total	$25,402	3,245	—	22,157	25,402

(2)   Valuation techniques and assumptions used in fair value measurement

The fair value of financial instruments traded in active markets is determined with reference to quoted market prices.

The fair value of financial instruments is based on the valuation techniques. The fair value using valuation techniques refers to the current fair value of other financial instruments with similar conditions and characteristics, or using a discounted cash flow method, or other valuation techniques which include model calculating with observable market data at the reporting date.

The fair value of equity securities-unlisted company is determined by reference to market valuations for similar operating entities quoted in an active market based on the net assets value of investees. The significant unobservable input is primarily the liquidity discounts, 28% for 2023. The estimated fair value would increase (decrease) if the liquidity discount rate were lower (higher).

(3)  Transfer between levels of the fair value hierarchy

There were no transfers between levels for the years ended December 31, 2022 and 2023.

(4)  Movement in financial assets included in Level 3 of fair value hierarchy

		Financial assets
	Financial assets	at fair value
	at fair value	through other
	through profit or	comprehensive
(in thousands)	loss	income	Total
January 1, 2022	$13,668	410	14,078
Addition	500	—	500
Disposal	—	(283)	(283)
Recognized in other comprehensive income	—	152	152
Recognized in profit or loss	1,182	—	1,182
December 31, 2022	$15,350	279	15,629

		Financial assets
	Financial assets	at fair value
	at fair value	through other
	through profit or	comprehensive
(in thousands)	loss	income	Total
January 1, 2023	$15,350	279	15,629
Addition	5,102	562	5,664
Disposal	—	(99)	(99)
Capital reduction of investment	(360)	—	(360)
Recognized in other comprehensive income	—	(235)	(235)
Recognized in profit or loss	1,558	—	1,558
December 31, 2023	$21,650	507	22,157